FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Common Stock Purchase Warrants Valuation Assumptions) (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Annual Dividend Yield	0.00%
Minimum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Expected Life (Years)	2 years
Risk-free interest rate	1.06%
Expected volatility	178.50%
Maximum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Expected Life (Years)	3 years
Risk-free interest rate	1.31%
Expected volatility	179.30%